Cover	Mar. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2022
Entity File Number	001-38709
Entity Registrant Name	RVL Pharmaceuticals plc
Entity Central Index Key	0001739426
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	400 Crossing Boulevard
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	809-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	RVLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true